RESTATEMENT	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
RESTATEMENT

NOTE 5 – RESTATEMENT

On March 16, 2011 (the “Closing Date”), MMAX Media, Inc. completed its agreement and plan of merger (the “Merger Agreement”), to acquire Hyperlocal Marketing, LLC, a Florida limited liability company (“Hyperlocal”), pursuant to which Hyperlocal merged with and into HLM Paymeon, Inc., a Florida corporation and wholly owned subsidiary of MMAX. Under the terms of the Merger Agreement, the Hyperlocal members received 20,789,395 shares of MMAX common stock. In accordance with ASC Topic 360-10-45-15, the transaction is accounted for as a reverse acquisition and Hyperlocal is considered the accounting acquirer and the acquiree is MMAX since the members of Hyperlocal obtained voting and management control of MMAX. Hyperlocal is deemed to have issued 638,602 preferred shares and 12,403,374 common shares pursuant to the reverse merger.

On January 6, 2012 as a result of comments received by the Securities and Exchange Commission, the Company determined that the merger with Hyperlocal Marketing, LLC should be treated as a reverse merger and not as an acquisition. The Company has restated its financial statements to reflect this basis of accounting.

	September 30, 2011
Changes to Condensed Consolidated Balance Sheet	As Previously Reported	Adjustment	As Restated

Additional Paid In Capital	$6,128,857	$(4,705,104)	$1,423,753

Deficit Accumulated during the development stage	$(6,048,952)	$4,705,104	$(1,343,848)

	Nine Months Ended September 30, 2011
Changes to Condensed Consolidated Statement of Operations	As Previously Reported	Adjustment	As Restated

Impairment of Intangible Assets	$4,706,558	$(4,705,104)	$1,454

Net Loss	$(5,794,616)	$4,705,104	$(1,089,512)

Net loss per share – basic and diluted	$(0.17)	$0.14	$(0.03)

	For the Period From January 22, 2010 (Inception) to September 30, 2011
Changes to Condensed Consolidated Statement of Operations	As Previously Reported	Adjustment	As Restated

Impairment of Intangible Assets	$4,706,558	$4,705,104	$$1,454

Net Loss	$(6,048,952)	$4,705,104	$(1,343,848)

Net Loss per Share – basic and diluted	$(.023)	$0.18	$(0.05)

	Nine Months Ended September 30, 2011
Changes to Condensed Consolidated Statement of Cash Flows	As Previously Reported	Adjustment	As Restated

Net Loss	$(5,794,616)	$4,705,104	$(1,089,512)

Impairment of Goodwill	$4,705,104	$(4,705,104)	$-

	For the Period From January 22, 2010 (Inception) to September 30, 2011
Changes to Condensed Consolidated Statement of Cash Flows	As Previously Reported	Adjustment	As Restated

Net Loss	$(6,048,952)	$4,705,104	$(1,343,848)

Impairment of Goodwill	$4,705,104	$(4,705,104)	$-